UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21586
                                                    ----------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
--------------------------------------------------------------------------------
                            (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


                                                                      MARKET
   SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  -----------

 COMMON STOCKS (1) - 100.7%

              AEROSPACE & DEFENSE - 4.6%
      204,300 Honeywell International Inc..................... $    9,410,058
      114,300 United Technologies Corp........................      7,429,500
                                                               ---------------
                                                                   16,839,558
                                                               ---------------

              AIR FREIGHT & LOGISTICS - 1.7%
       56,900 FedEx Corp......................................      6,112,767
                                                               ---------------

              BEVERAGES - 1.4%
       82,600 PepsiCo, Inc....................................      5,250,056
                                                               ---------------

              BIOTECHNOLOGY - 4.0%
      111,300 Amgen, Inc. (a).................................      6,219,444
       44,400 Genentech, Inc. (a).............................      3,646,128
       63,400 Gilead Sciences, Inc. (a).......................      4,850,100
                                                               ---------------
                                                                   14,715,672
                                                               ---------------

              CAPITAL MARKETS - 8.2%
       48,100 Bear Stearns Companies (The), Inc...............      7,231,835
       36,700 Goldman Sachs Group (The), Inc..................      7,583,321
      139,100 Lehman Brothers Holdings, Inc...................      9,746,737
       69,700 Merrill Lynch & Company, Inc....................      5,692,399
                                                               ---------------
                                                                   30,254,292
                                                               ---------------

              CHEMICALS - 3.7%
       67,000 DuPont Company .................................      3,311,810
      115,600 Monsanto Company................................      6,353,376
       84,900 The Dow Chemical Company........................      3,893,514
                                                               ---------------
                                                                   13,558,700
                                                               ---------------

              COMMERCIAL BANKS - 3.8%
      134,600 Wachovia Corp...................................      7,409,730
      192,500 Wells Fargo & Company...........................      6,627,775
                                                               ---------------
                                                                   14,037,505
                                                               ---------------

              COMMUNICATIONS EQUIPMENT - 5.7%
      287,900 Cisco Systems, Inc. (a).........................      7,350,087
      228,400 Corning, Inc. (a)...............................      5,193,816
      159,600 Motorola, Inc...................................      2,820,132
      135,200 QUALCOMM, Inc...................................      5,767,632
                                                               ---------------
                                                                   21,131,667
                                                               ---------------

              COMPUTERS & PERIPHERALS - 4.9%
       76,200 Apple Computer, Inc. (a)........................      7,079,742
       80,800 Dell, Inc. (a)..................................      1,875,368
      665,600 EMC Corp. (a)...................................      9,218,560
                                                               ---------------
                                                                   18,173,670
                                                               ---------------

              DIVERSIFIED FINANCIAL SERVICES - 7.4%
      109,500 Bank of America Corp............................      5,586,690
      158,300 CIT Group, Inc..................................      8,377,236

                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                                      MARKET
   SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  -----------

 COMMON STOCKS (1) - CONTINUED

              DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)
      146,200 Citigroup, Inc.................................. $    7,505,908
      118,200 JPMorgan Chase & Company........................      5,718,516
                                                               ---------------
                                                                   27,188,350
                                                               ---------------

              DIVERSIFIED TELECOMMUNICATION SERVICES - 3.5%
      108,300 Amdocs Ltd. (a).................................      3,950,784
      315,200 Sprint Nextel Corp..............................      5,976,192
       75,600 Verizon Communications, Inc.....................      2,866,752
                                                               ---------------
                                                                   12,793,728
                                                               ---------------

              ELECTRICAL EQUIPMENT - 1.5%
      130,800 Emerson Electric Company........................      5,636,172
                                                               ---------------

              ENERGY EQUIPMENT & SERVICES - 3.6%
       78,400 Baker Hughes, Inc...............................      5,184,592
      125,100 BJ Services Company.............................      3,490,290
       65,100 Schlumberger Ltd................................      4,498,410
                                                               ---------------
                                                                   13,173,292
                                                               ---------------

              FOOD & STAPLES RETAILING - 2.9%
       78,900 Wal-Mart Stores, Inc............................      3,704,355
       88,800 Walgreen Company................................      4,075,032
       63,900 Whole Foods Market, Inc.........................      2,865,915
                                                               ---------------
                                                                   10,645,302
                                                               ---------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
       37,100 Medtronic, Inc..................................      1,820,126
                                                               ---------------

              HEALTH CARE PROVIDERS & SERVICES - 3.8%
       43,300 Cardinal Health, Inc............................      3,158,735
      113,050 Coventry Health Care, Inc. (a)..................      6,336,453
       83,500 UnitedHealth Group, Inc.........................      4,422,995
                                                               ---------------
                                                                   13,918,183
                                                               ---------------

              HOTELS, RESTAURANTS & LEISURE - 0.7%
       39,200 MGM MIRAGE (a)..................................      2,725,184
                                                               ---------------

              HOUSEHOLD DURABLES - 2.5%
       39,500 Centex Corp.....................................      1,650,310
      118,400 Procter & Gamble (The) Company..................      7,478,144
                                                               ---------------
                                                                    9,128,454
                                                               ---------------

              INDUSTRIAL CONGLOMERATES - 3.1%
      324,100 General Electric Company........................     11,460,176
                                                               ---------------

              INSURANCE - 1.8%
       99,500 American International Group, Inc...............      6,688,390
                                                               ---------------

              INTERNET SOFTWARE & SERVICES - 2.8%
       93,400 eBay, Inc. (a)..................................      3,096,210
      228,900 Yahoo! Inc (a)..................................      7,162,281
                                                               ---------------
                                                                   10,258,491
                                                               ---------------

Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                                      MARKET
   SHARES                        DESCRIPTION                           VALUE
-----------  ----------------------------------------------------  -----------

 COMMON STOCKS (1) - CONTINUED

              MACHINERY - 2.6%
      103,100 Caterpillar, Inc................................ $    6,910,793
       26,000 Deere & Company.................................      2,824,640
                                                               ---------------
                                                                    9,735,433
                                                               ---------------

              MEDIA - 2.6%
      256,900 Comcast Corp., Class A (a)......................      6,666,555
       85,000 Walt Disney (The) Company.......................      2,926,550
                                                               ---------------
                                                                    9,593,105
                                                               ---------------

              MULTILINE RETAIL - 3.0%
      123,100 Nordstrom, Inc..................................      6,516,914
       74,300 Target Corp.....................................      4,403,018
                                                               ---------------
                                                                   10,919,932
                                                               ---------------

              OIL, GAS & CONSUMABLE FUELS - 3.8%
       79,500 Chevron Corp....................................      5,879,820
      289,400 Williams Companies (The), Inc...................      8,236,324
                                                               ---------------
                                                                   14,116,144
                                                               ---------------

              PHARMACEUTICALS - 2.5%
      357,000 Pfizer, Inc.....................................      9,017,820
                                                               ---------------

              ROAD & RAIL - 1.8%
       80,500 Burlington Northern Santa Fe Corp...............      6,474,615
                                                               ---------------

              SEMICONDUCTORS &
                SEMICONDUCTOR EQUIPMENT - 4.2%
      205,200 Broadcom Corp., Class A (a).....................      6,580,764
      268,200 Intel Corp......................................      5,130,666
      122,000 Texas Instruments, Inc..........................      3,672,200
                                                               ---------------
                                                                   15,383,630
                                                               ---------------

              SOFTWARE - 3.0%
      383,300 BEA Systems, Inc (a)............................      4,442,447
      136,300 Microsoft Corp..................................      3,798,681
      153,800 Symantec Corp. (a)..............................      2,660,740
                                                               ---------------
                                                                   10,901,868
                                                               ---------------

              SPECIALTY RETAIL - 1.7%
      129,900 Best Buy Company, Inc...........................      6,328,728
                                                               ---------------

              TEXTILES, APPAREL & LUXURY GOODS - 0.8%
       29,200 Nike Inc., Class B..............................      3,102,792
                                                               ---------------

              WIRELESS TELECOMMUNICATION SERVICES - 2.6%
      154,700 ALLTEL Corp.....................................      9,591,400
                                                               ---------------

             TOTAL COMMON STOCKS (1)..........................    370,675,202
                                                               ---------------
             (Cost $388,772,310)

                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                                    MARKET
                                                                     VALUE
                                                                  -----------

              TOTAL INVESTMENTS - 100.7%...................... $  370,675,202
              (Cost $388,772,310) (2)


              CALL OPTIONS WRITTEN - (1.5%)...................     (5,495,161)
              (Premiums received $8,518,722)

              NET OTHER ASSETS & LIABILITIES - 0.8%...........      2,938,016
                                                               ---------------
              NET ASSETS - 100.0%............................. $  368,118,057
                                                               ===============

------------------------------------------------------------------------------
       (a) Non-income producing security.
       (1) Call options were written on either entire or partial Common Stock positions; all Common Stocks are pledged as collateral.
       (2) Aggregate cost for federal income tax and financial reporting purposes.

  NUMBER OF                                                         MARKET
  CONTRACTS                     DESCRIPTION                          VALUE
------------  ------------------------------------------------   ------------

 CALL OPTIONS WRITTEN - (1.5%)

        1,547    ALLTEL Corp. Call
                 @ 65 due Apr 07 ............................. $      (77,350)
                                                               ---------------

          722    Amdocs Ltd. Call
                 @ 40 due Jul 07 .............................        (50,540)
                                                               ---------------

                 American International Group, Inc. Calls
          248    @ 70 due May 07..............................        (13,640)
          498    @ 75 due Aug 07..............................        (22,410)
                                                               ---------------
                                                                      (36,050)
                                                               ---------------
          557    Amgen, Inc. Call
                 @ 65 due May 07 .............................        (19,495)
                                                               ---------------

          762    Apple Computer, Inc. Call
                 @ 95 due Apr 07 .............................       (121,920)
                                                               ---------------

                 Baker Hughes, Inc. Calls
          392    @ 65 due Apr 07..............................        (86,240)
          392    @ 70 due May 07..............................        (47,040)
                                                               ---------------
                                                                     (133,280)
                                                               ---------------
                 Bank of America Corp. Calls
          303    @ 52.5 due Apr 07............................         (9,090)
          435    @ 52.5 due May 07............................        (32,625)
          357    @ 55 due Aug 07..............................        (24,990)
                                                               ---------------
                                                                      (66,705)
                                                               ---------------
        1,150    BEA Systems, Inc. Call
                 @ 12.5 due May 07 ...........................        (28,750)
                                                               ---------------

          417    Bear Stearns Companies (The), Inc. Call
                 @ 175 due Jul 07 ............................        (60,465)
                                                               ---------------

Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

  NUMBER OF                                                         MARKET
  CONTRACTS                     DESCRIPTION                          VALUE
------------  ------------------------------------------------   ------------

 CALL OPTIONS WRITTEN - CONTINUED

                 Best Buy Company, Inc. Calls
          657    @ 52.5 due Jun 07............................ $      (67,671)
          642    @ 55 due Jun 07..............................        (32,100)
                                                               ---------------
                                                                      (99,771)
                                                               ---------------
                 BJ Services Company Calls
          625    @ 27.5 due Apr 07............................        (78,125)
          626    @ 30 due May 07..............................        (50,080)
                                                               ---------------
                                                                     (128,205)
                                                               ---------------
                 Broadcom Corp. Calls
        1,198    @ 35 due May 07..............................        (95,840)
          854    @ 40 due Aug 07..............................        (72,590)
                                                               ---------------
                                                                     (168,430)
                                                               ---------------
                 Burlington Northern Santa Fe Corp. Calls
          444    @ 85 due Apr 07..............................        (19,980)
          361    @ 90 due Jul 07..............................        (48,735)
                                                               ---------------
                                                                      (68,715)
                                                               ---------------
          433    Cardinal Health, Inc. Call
                 @ 75 due Jun 07 .............................        (67,115)
                                                               ---------------

          773    Caterpillar, Inc. Call
                 @ 70 due May 07 .............................        (79,619)
                                                               ---------------

                 Centex Corp. Calls
          204    @ 50 due Apr 07..............................         (1,020)
          170    @ 50 due Jul 07..............................        (15,300)
           21    @ 55 due Jul 07..............................           (735)
                                                               ---------------
                                                                      (17,055)
                                                               ---------------
                 Chevron Corp. Calls
          283    @ 75 due May 07..............................        (52,355)
          229    @ 75 due Jun 07..............................        (53,815)
          283    @ 80 due Jun 07..............................        (18,395)
                                                               ---------------
                                                                     (124,565)
                                                               ---------------
                 Cisco Systems, Inc. Calls
          610    @ 27.5 due May 07............................        (21,350)
        2,269    @ 30 due Jul 07..............................        (68,070)
                                                               ---------------
                                                                      (89,420)
                                                               ---------------
        1,583    CIT Group, Inc. Call
                 @ 55 due May 07 .............................       (166,215)
                                                               ---------------

                 Citigroup, Inc. Calls
          717    @ 52.5 due May 07............................        (57,360)
          745    @ 57.5 due Jun 07............................         (7,450)
                                                               ---------------
                                                                      (64,810)
                                                               ---------------
        1,285    Comcast Corp. Call
                 @ 27.5 due May 07 ...........................        (44,975)
                                                               ---------------

        2,284    Corning, Inc. Call
                 @ 25 due Aug 07 .............................       (228,400)
                                                               ---------------

                See Notes to Quarterly Portfolio of Investments.          Page 5

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

  NUMBER OF                                                         MARKET
  CONTRACTS                     DESCRIPTION                          VALUE
------------  ------------------------------------------------   ------------

 CALL OPTIONS WRITTEN - CONTINUED

        1,130    Coventry Health Care, Inc. Call
                 @ 60 due Jul 07 ............................. $     (141,250)
                                                               ---------------

          260    Deere & Company Call
                 @ 115 due Jun 07 ............................        (91,000)
                                                               ---------------

          808    Dell, Inc. Call
                 @ 25 due May 07 .............................        (28,280)
                                                               ---------------

          470    E.I. du Pont de Nemours and Company Call
                 @ 55 due Oct 07 .............................        (44,650)
                                                               ---------------

                 eBay, Inc. Calls
          606    @ 35 due Apr 07..............................        (30,300)
          328    @ 37.5 due Jul 07............................        (28,864)
                                                               ---------------
                                                                      (59,164)
                                                               ---------------
                 EMC Corp. Calls
        1,536    @ 14 due Apr 07..............................        (61,440)
          773    @ 15 due Apr 07..............................         (7,730)
                                                               ---------------
                                                                      (69,170)
                                                               ---------------
        1,308    Emerson Electric Company Call
                 @ 45 due Jun 07 .............................        (85,020)
                                                               ---------------

                 Fedex Corp. Calls
          250    @ 115 due May 07.............................        (23,750)
          249    @ 125 due Jul 07.............................        (17,430)
                                                               ---------------
                                                                      (41,180)
                                                               ---------------
          444    Genentech, Inc. Call
                 @ 90 due Jun 07 .............................        (39,960)
                                                               ---------------

        3,178    General Electric Company Call
                 @ 40 due Jun 07 .............................         (9,534)
                                                               ---------------

          634    Gilead Sciences, Inc. Call
                 @ 75 due May 07 .............................       (259,940)
                                                               ---------------

          367    Goldman Sachs Group (The), Inc. Call
                 @ 240 due Jul 07 ............................        (73,400)
                                                               ---------------

                 Honeywell International Inc. Calls
        1,519    @ 50 due Jun 07..............................        (60,760)
          524    @ 50 due Sep 07..............................        (52,400)
                                                               ---------------
                                                                     (113,160)
                                                               ---------------
                 Intel Corp. Calls
        1,941    @ 25 due Jul 07..............................        (15,528)
          541    @ 25 due Jan 08..............................        (21,640)
                                                               ---------------
                                                                      (37,168)
                                                               ---------------

Page 6          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

  NUMBER OF                                                         MARKET
  CONTRACTS                     DESCRIPTION                          VALUE
------------  ------------------------------------------------   ------------

 CALL OPTIONS WRITTEN - CONTINUED

                 JPMorgan Chase & Company Calls
          887    @ 52.5 due Jun 07............................ $      (39,915)
          295    @ 55 due Sep 07..............................        (14,750)
                                                               ---------------
                                                                      (54,665)
                                                               ---------------
                 Lehman Brothers Hodings, Inc. Calls
          269    @ 75 due May 07..............................        (29,590)
        1,122    @ 85 due Jul 07..............................        (50,490)
                                                               ---------------
                                                                      (80,080)
                                                               ---------------
          371    Medtronic, Inc. Call
                 @ 50 due Apr 07 .............................        (14,840)
                                                               ---------------

          630    Merrill Lynch & Company, Inc. Call
                 @ 90 due Jul 07 .............................       (107,100)
                                                               ---------------

          392    MGM MIRAGE Call
                 @ 70 due Apr 07 .............................        (70,560)
                                                               ---------------

          815    Microsoft Corp. Call
                 @ 32.5 due Jul 07 ...........................        (10,595)
                                                               ---------------

                 Monsanto Company Calls
          190    @ 55 due Apr 07..............................        (28,500)
          479    @ 60 due Apr 07..............................         (9,580)
          487    @ 60 due Jul 07..............................        (73,050)
                                                               ---------------
                                                                     (111,130)
                                                               ---------------
          768    Motorola, Inc. Call
                 @ 20 due Jul 07 .............................        (33,024)
                                                               ---------------

                 Nike Inc. Calls
          200    @ 110 due Apr 07.............................        (12,000)
           92    @ 120 due Jul 07.............................         (6,440)
                                                               ---------------
                                                                      (18,440)
                                                               ---------------
        1,231    Nordstrom, Inc. Call
                 @ 60 due Jul 07 .............................       (153,875)
                                                               ---------------

                 PepsiCo, Inc. Calls
           95    @ 65 due Apr 07..............................         (1,900)
          731    @ 67.5 due Jul 07............................        (40,205)
                                                               ---------------
                                                                      (42,105)
                                                               ---------------
        2,231    Pfizer, Inc. Call
                 @ 30 due Jan 08 .............................        (78,085)
                                                               ---------------

                 Procter & Gamble (The) Company Calls
          592    @ 65 due May 07..............................        (38,480)
          592    @ 70 due Jul 07..............................        (11,840)
                                                               ---------------
                                                                      (50,320)
                                                               ---------------

                See Notes to Quarterly Portfolio of Investments.          Page 7

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

  NUMBER OF                                                         MARKET
  CONTRACTS                     DESCRIPTION                          VALUE
------------  ------------------------------------------------   ------------

 CALL OPTIONS WRITTEN - CONTINUED

                 QUALCOMM, Inc. Calls
          752    @ 45 due Apr 07.............................. $      (30,080)
          550    @ 47.5 due Jul 07............................        (71,500)
                                                               ---------------
                                                                     (101,580)
                                                               ---------------
          651    Schlumberger Ltd. Call
                 @ 67.5 due Apr 07 ...........................       (193,673)
                                                               ---------------

                 SPDR Trust Series I Calls
        6,000    @ 149 due Apr 07.............................        (30,000)
        4,500    @ 150 due Apr 07.............................        (18,000)
                                                               ---------------
                                                                      (48,000)
                                                               ---------------
                 Sprint Nextel Corp. Calls
          869    @ 19 due May 07..............................        (78,210)
        2,283    @ 25 due Jan 08..............................        (68,490)
                                                               ---------------
                                                                     (146,700)
                                                               ---------------
          743    Target Corp. Call
                 @ 65 due Jul 07 .............................        (74,300)
                                                               ---------------

        1,220    Texas Instruments, Inc. Call
                 @ 32.5 due Jul 07 ...........................       (113,460)
                                                               ---------------

          849    The Dow Chemical Company Call
                 @ 45 due Apr 07 .............................       (152,820)
                                                               ---------------

                 United Technologies Corp. Calls
          684    @ 70 due May 07..............................        (17,100)
          345    @ 75 due Aug 07..............................         (9,488)
                                                               ---------------
                                                                      (26,588)
                                                               ---------------
          835    UnitedHealth Group, Inc. Call
                 @ 60 due Jun 07 .............................        (33,400)
                                                               ---------------

          756    Verizon Communications, Inc. Call
                 @ 40 due Jul 07 .............................        (41,580)
                                                               ---------------

        1,346    Wachovia Corp. Call
                 @ 60 due Jul 07 .............................        (53,840)
                                                               ---------------

          789    Wal-Mart Stores, Inc. Call
                 @ 50 due Jun 07 .............................        (43,395)
                                                               ---------------

                 Walgreen Company Calls
          542    @ 47.5 due Apr 07............................        (10,840)
          346    @ 50 due Jul 07..............................        (25,950)
                                                               ---------------
                                                                      (36,790)
                                                               ---------------
          850    Walt Disney (The) Company Call
                 @ 35 due Jul 07 .............................       (127,500)
                                                               ---------------

Page 8          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)

  NUMBER OF                                                         MARKET
  CONTRACTS                     DESCRIPTION                          VALUE
------------  ------------------------------------------------   ------------

 CALL OPTIONS WRITTEN - CONTINUED

          828    Wells Fargo & Company Call
                 @ 35 due Apr 07 ............................. $      (33,120)
                                                               ---------------

          320    Whole Foods Market, Inc. Call
                 @ 50 due May 07 .............................        (20,800)
                                                               ---------------

        2,894    Williams Companies (The), Inc. Call
                 @ 30 due May 07 .............................       (159,170)
                                                               ---------------

        2,289    Yahoo! Inc. Call
                 @ 35 due Jul 07 .............................       (228,900)
                                                               ---------------

             TOTAL CALL OPTIONS WRITTEN....................... $   (5,495,161)
                                                               ===============
             (Premiums Received $8,518,722)




                See Notes to Quarterly Portfolio of Investments.          Page 9

--------------------------------------------------------------------------------
 NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                 MARCH 31, 2007


                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.


B. OPTION CONTRACTS:

COVERED OPTIONS.When the Fund purchases equity securities, it simultaneously writes (sells) covered call or put options ("options") on substantially all of such equity securities. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, an increase in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium received by the fund; in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The Fund writes (sells) options on at least 80% of the Fund's Managed Assets. These options give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's investment strategy depends on the ability of the Fund's sub-advisor, Fiduciary Asset Management, LLC, to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline.

--------------------------------------------------------------------------------
 NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                 MARCH 31, 2007


The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.


C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                   2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,853,398 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,926,945.

                               3. OPTION ACTIVITY

Option activity for the period December 31, 2006 through March 31, 2007 was as follows:

                                                         NUMBER
                                                           OF
                                                        CONTRACTS    PREMIUMS
Options outstanding at December 31, 2006.............    71,400   $  8,241,701
Stock Splits.........................................        --             --
Options written......................................   121,095     13,879,521
Options expired......................................    (9,493)    (1,105,881)
Options exercised....................................        --             --
Options closed ......................................   (97,350)   (12,496,619)
                                                     ----------   ------------
Options outstanding at March 31, 2007................    85,652   $  8,518,722
                                                     ==========   ============

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.